As filed with the Securities and Exchange Commission on November 5, 2007

Registration No. 333-141552

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 1

Waddell & Reed Advisors Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

6300 Lamar Avenue
P.O. Box 29217
Shawnee Mission, Kansas 66201-9217
(Address of Principal Executive Offices)

(913) 236-2000
(Area Code and Telephone Number)

Kristen A. Richards
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
(Name and address of Agent for Service)

Copies to:

Clifford J. Alexander
Kirkpatrick & Lockhart Preston Gates Ellis LLP
1601 K Street, N.W.
Washington, D. C. 20006

This Amendment is being filed solely for the purpose of adding an exhibit to Registrant's Registration Statement on Form N-14, filed with the Commission on March 23, 2007 (the "Registration Statement"). Parts A, B and C of this Post-Effective Amendment No. 1 are incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement, filed with the Commission on July 18, 2007, except that Part C, Item 16, Exhibit 12 is restated in its entirety as indicated herein.

PART C

OTHER INFORMATION
Item 16. Exhibits:

(12)	Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP on Tax Matters and Consequences with respect to Waddell & Reed Advisors Bond Fund

SIGNATURES

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 has been signed on behalf of the Registrant, in the city of Overland Park, and State of Kansas, on the 5th day of November, 2007.

WADDELL & REED ADVISORS FUNDS, INC.
(Registrant)

By /s/ Henry J. Herrmann
Henry J. Herrmann, President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 has been signed below by the following persons in the capacities as indicated and on the date indicated above.

Signatures	Title

/s/David P. Gardner*	Chairman and Director
David P. Gardner

/s/Henry J. Herrmann	President and Director
Henry J. Herrmann

/s/Joseph W. Kauten	Vice President, Treasurer, Principal Financial Officer
Joseph W. Kauten	and Principal Accounting Officer

/s/James M. Concannon*	Director
James M. Concannon

/s/John A. Dillingham*	Director
John A. Dillingham

/s/Joseph Harroz, Jr.*	Director
Joseph Harroz, Jr.

/s/John F. Hayes*	Director
John F. Hayes

/s/Robert L. Hechler*	Director
Robert L. Hechler

/s/Glendon E. Johnson*	Director
Glendon E. Johnson

/s/Frank J. Ross, Jr.*	Director
Frank J. Ross, Jr.

/s/Eleanor B. Schwartz*	Director
Eleanor B. Schwartz

*By /s/Kristen A. Richards	ATTEST:	/s/Megan E. Bray
Kristen A. Richards		Megan E. Bray
Attorney-in-Fact		Assistant Secretary